Associated Companies - Additional Information (Detail) - MediaKind [member] - SEK (kr) kr in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of ownership	49.00%
Investments	kr 0.8	kr 1.2
Share amount in earnings	(0.4)	(0.4)
Remaining investments in associates	0.4	0.8
Loan to associates	kr 0.5	kr 0.2